UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Towle & Co.
           -----------------------------------------------------
Address:   12855 Flushing Meadow Drive
           St. Louis, MO 63131
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Peter J. Lewis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (314) 822-0204
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Peter J. Lewis                   St. Louis, MO                    1/23/2004
------------------                   -------------                    ---------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           72
                                         -----------
Form 13F Information Table Value Total:     $157,388
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
Alliance Bancorp Inc           COM              01852Q109     5898  149275 SH       Sole    N/A       47944      - 101331
Amcast Industrial Corp         COM              023395106     1493  574125 SH       Sole    N/A      203425      - 370700
Amerada Hess Corp              COM              023551104     2390   44950 SH       Sole    N/A       14150      -  30800
American Building Control,     COM              903898401      151  115000 SH       Sole    N/A      115000      -      -
Inc.
AmeriServ Financial Inc        COM              03074a102     3256  651210 SH       Sole    N/A      207747      - 443463
Arkansas Best Corp             COM              040790107     4531  144036 SH       Sole    N/A       49041      -  94995
Astropower Inc.                COM              04644A101       61   80000 SH       Sole    N/A       80000      -      -
BE Semiconductor               COM              073320103      425   50000 SH       Sole    N/A       50000      -      -
Beazer Homes USA Inc           COM              07556q105     5042   51626 SH       Sole    N/A       15726      -  35900
Blair Corp                     COM              092828102     3866  158831 SH       Sole    N/A       48403      - 110428
Bon Ton Stores Inc             COM              09776j101     1689  152130 SH       Sole    N/A       23400      - 128730
BSB Bancorp Inc                COM              055652101     4394  111240 SH       Sole    N/A       36187      -  75053
Butler Manufacturing Co        COM              123655102     2688  122200 SH       Sole    N/A       35800      -  86400
Charming Shoppes Inc           COM              161133103      329   60000 SH       Sole    N/A       60000      -      -
CNA Financial Corp             COM              126117100     2668  110700 SH       Sole    N/A       45900      -  64800
Coachmen Industries Inc        COM              189873102     1726   95300 SH       Sole    N/A       29600      -  65700
Commonwealth Industries Inc    COM              203004106     4803  477022 SH       Sole    N/A      166677      - 310345
Delta Woodside Industries      COM              247909203     1446  741315 SH       Sole    N/A      240575      - 500740
Edge Petroleum                 COM              279862106      506   50000 SH       Sole    N/A       50000      -      -
Enesco Group Inc.              COM              292973104      258   25000 SH       Sole    N/A       25000      -      -
First Aviation Svc             COM              31865W108      147   35000 SH       Sole    N/A       35000      -      -
First Citizens Bancshares Inc  COM              31946m103     2041   16934 SH       Sole    N/A        6078      -  10856
First Industrial Realty        COM              32054K103      338   10000 SH       Sole    N/A       10000      -      -
Flexsteel Industries Inc       COM              339382103     4060  180442 SH       Sole    N/A       59824      - 120618
Footstar, Inc.                 COM              344912100      424  110000 SH       Sole    N/A      110000      -      -
Friedman's, Inc.               COM              358438109      336   50000 SH       Sole    N/A       50000      -      -
FSI International              COM              302633102      369   50000 SH       Sole    N/A       50000      -      -
Garden Fresh Restaurant Corp   COM              365235100     3610  224935 SH       Sole    N/A       60500      - 164435
Giga-Tronics                   COM              375175106      200  100000 SH       Sole    N/A      100000      -      -
Global Tech Appliances         COM              G39320109      348   40000 SH       Sole    N/A       40000      -      -
Heritage Property Investment   COM              42725M107      256    9000 SH       Sole    N/A        9000      -      -
Trust, Inc.
Horizon Offshore               COM              44043J105      352   80000 SH       Sole    N/A       80000      -      -
HRPT Properties Trust Com      COM              40426W101      303   30000 SH       Sole    N/A       30000      -      -
Hudson's Bay Co                COM              444204101     4181  467175 SH       Sole    N/A      145275      - 321900
Hurco Companies Inc.           COM              447324104      456   85300 SH       Sole    N/A       85300      -      -
Infonet Services Corp          COM              45666T106      221  130000 SH       Sole    N/A      130000      -      -
Insteel Industries Inc         COM              45774w108      743  895000 SH       Sole    N/A      358613      - 536387
Kellwood Co                    COM              488044108     4123  100561 SH       Sole    N/A       34465      -  66096
Korea Electric Power Corp      COM              500631106     2221  213800 SH       Sole    N/A       61200      - 152600
L B Foster Co                  COM              350060109     3623  557362 SH       Sole    N/A      174420      - 382942
LandAmerica Financial Grp Inc  COM              514936103     3106   59440 SH       Sole    N/A       20200      -  39420
Liberty Homes Inc              COM              530582204      133   26201 SH       Sole    N/A       11921      -  14280
M/I Homes Inc                  COM              55305b101     5676  145354 SH       Sole    N/A       46418      -  98936
Max Worldwide, Inc             COM              577940109      124  155000 SH       Sole    N/A      155000      -      -
MC Shipping Inc                COM              55267Q104      123   63000 SH       Sole    N/A       21000      -  42000
Natuzzi S.p.A.                 COM              63905a101     2110  209300 SH       Sole    N/A       57600      - 151700
Ohio Casualty Corp             COM              677240103     2470  142300 SH       Sole    N/A       35300      - 107000
Olympic Steel Inc              COM              68162k106     4340  528603 SH       Sole    N/A      152096      - 376507
OMI Corporation                COM              Y6476W104      536   60000 SH       Sole    N/A       60000      -      -
Pep Boys Manny Moe & Jack      COM              713278109     3984  174200 SH       Sole    N/A       48800      - 125400
Petroleum Development Corp     COM              716578109     5524  233100 SH       Sole    N/A       82900      - 150200
PSI Tech Holdings, Inc.        COM              74438Q109      131   67700 SH       Sole    N/A       67700      -      -
Quaker City Bancorp Inc        COM              74731k106     3584   77700 SH       Sole    N/A       31083      -  46617
Quaker Fabric Corp             COM              747399103     3577  377730 SH       Sole    N/A      118730      - 259000
Ryerson Tull Inc               COM              78375p107     3539  309111 SH       Sole    N/A      109471      - 199640
Ryland Group Inc               COM              783764103     3645   41116 SH       Sole    N/A       12000      -  29116
Sea Containers Ltd             COM              811371707     5625  308226 SH       Sole    N/A       95576      - 212650
Sovran Self Storage, Inc.      COM              84610H108      260    7000 SH       Sole    N/A        7000      -      -
Spartan Stores Inc             COM              846822104     3938  787541 SH       Sole    N/A      275936      - 511605
Summit America Television Inc  COM              86600t109     2360  600400 SH       Sole    N/A      169100      - 431300
Tecumseh Products Co           COM              878895200     3008   62103 SH       Sole    N/A       16888      -  45215
Tesoro Petroleum Corp          COM              881609101     6365  436841 SH       Sole    N/A      161941      - 274900
Torch Offshore Inc             COM              891019101      184   35000 SH       Sole    N/A       35000      -      -
Toys R Us Inc                  COM              892335100     3097  245000 SH       Sole    N/A       94900      - 150100
Transpro Inc                   COM              893885103     2554  609500 SH       Sole    N/A      187800      - 421700
Ultimate Electronics Inc.      COM              903849107      267   35000 SH       Sole    N/A       35000      -      -
United Retail Group            COM              911380103      296  100000 SH       Sole    N/A      100000      -      -
Unumprovident Corp.            COM              91529Y106      315   20000 SH       Sole    N/A       20000      -      -
Valero Energy Corp             COM              91913y100     3692   79675 SH       Sole    N/A       22650      -  57025
Virco Mfg Corp                 COM              927651109     2526  397746 SH       Sole    N/A      124224      - 273522
Visteon Corp                   COM              92839u107     3908  375400 SH       Sole    N/A      129500      - 245900
Wellman, Inc.                  COM              949702104      419   41000 SH       Sole    N/A       41000      -      -


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